Sources of estimation uncertainty and significant accounting judgements (Details) - GBP (£) £ in Millions	1 Months Ended
	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sources of estimation uncertainty and significant accounting judgements
Intangible assets		£ 7,108	£ 7,042	£ 7,303
Indefinite lived brands | Terminix CGU
Sources of estimation uncertainty and significant accounting judgements
Intangible assets	£ 1,292
Useful life, if assets had finite useful life	15 years
Amortisation charge, if assets had finite useful life	£ 86